INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Biological assets
Beginning of the period			$ 146,842	$ 57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	$ (72,785)	$ (138,529)	338,128	351,477
Cost incurred during the period			938,370	1,096,675
Decrease due to harvest/disposals			(484,970)	(924,365)
End of period	938,370	581,100	938,370	581,100
Soybean
Biological assets
Beginning of the period			0	0
Cost incurred during the period			581,227	290,667
End of period	581,227	290,667	581,227	290,667
Corn
Biological assets
Beginning of the period			0	0
Cost incurred during the period			301,686	263,428
End of period	301,686	263,428	301,686	263,428
Wheat
Biological assets
Beginning of the period			87,785	44,413
Initial recognition and changes in the fair value of biological assets at the point of harvest			231,523	191,481
Cost incurred during the period				389,282
Decrease due to harvest/disposals			(319,308)	(625,176)
Barley
Biological assets
Beginning of the period			59,057	12,900
Initial recognition and changes in the fair value of biological assets at the point of harvest			106,605	159,996
Cost incurred during the period				126,293
Decrease due to harvest/disposals			(165,662)	(299,189)
Sunflower
Biological assets
Beginning of the period			0	0
Cost incurred during the period			55,457	27,005
End of period	$ 55,457	$ 27,005	$ 55,457	$ 27,005